Acquisitions and Dispositions - 2013 Acquisitions Revenue and Loss (Details) - WMS Acquisition $ in Millions	2 Months Ended
Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Revenue	$ 144.7
Loss from continuing operations	$ (31.4)